Note 17 - Restructuring - Summary of Restructuring and Related Costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Charges	$ 123	$ 1,253	$ 19,153	$ 0
One-time Termination Benefits [Member]
Charges	18		3,224
Losses on Current Asset Write-Downs [Member]
Charges			5,261
Loss on Long-Term Purchase Commitment [Member]
Charges	105		360
Losses on Noncurrent Asset Disposal and Impairment [Member]
Charges			10,185
Other Restructuring [Member]
Charges	0		123
Cost of Sales [Member]
Charges	105	50	5,721
Cost of Sales [Member] | One-time Termination Benefits [Member]
Charges			130
Cost of Sales [Member] | Losses on Current Asset Write-Downs [Member]
Charges			5,231
Cost of Sales [Member] | Loss on Long-Term Purchase Commitment [Member]
Charges			360
Cost of Sales [Member] | Losses on Noncurrent Asset Disposal and Impairment [Member]
Charges			0
Cost of Sales [Member] | Other Restructuring [Member]
Charges			0
Research and Development Expense [Member]
Charges	0	503	941
Research and Development Expense [Member] | One-time Termination Benefits [Member]
Charges			789
Research and Development Expense [Member] | Losses on Current Asset Write-Downs [Member]
Charges			0
Research and Development Expense [Member] | Loss on Long-Term Purchase Commitment [Member]
Charges			0
Research and Development Expense [Member] | Losses on Noncurrent Asset Disposal and Impairment [Member]
Charges			152
Research and Development Expense [Member] | Other Restructuring [Member]
Charges			0
Selling and Marketing Expense [Member]
Charges	18	513	2,079
Selling and Marketing Expense [Member] | One-time Termination Benefits [Member]
Charges			2,011
Selling and Marketing Expense [Member] | Losses on Current Asset Write-Downs [Member]
Charges			30
Selling and Marketing Expense [Member] | Loss on Long-Term Purchase Commitment [Member]
Charges			0
Selling and Marketing Expense [Member] | Losses on Noncurrent Asset Disposal and Impairment [Member]
Charges			38
Selling and Marketing Expense [Member] | Other Restructuring [Member]
Charges			0
General and Administrative Expense [Member]
Charges	$ 0	$ 187	472
General and Administrative Expense [Member] | One-time Termination Benefits [Member]
Charges			294
General and Administrative Expense [Member] | Losses on Current Asset Write-Downs [Member]
Charges			0
General and Administrative Expense [Member] | Loss on Long-Term Purchase Commitment [Member]
Charges			0
General and Administrative Expense [Member] | Losses on Noncurrent Asset Disposal and Impairment [Member]
Charges			55
General and Administrative Expense [Member] | Other Restructuring [Member]
Charges			123
Impairment of Long-Lived Assets [Member]
Charges			9,940
Impairment of Long-Lived Assets [Member] | One-time Termination Benefits [Member]
Charges			0
Impairment of Long-Lived Assets [Member] | Losses on Current Asset Write-Downs [Member]
Charges			0
Impairment of Long-Lived Assets [Member] | Loss on Long-Term Purchase Commitment [Member]
Charges			0
Impairment of Long-Lived Assets [Member] | Losses on Noncurrent Asset Disposal and Impairment [Member]
Charges			9,940
Impairment of Long-Lived Assets [Member] | Other Restructuring [Member]
Charges			$ 0